UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

------------

FORM N-PX

------------

ANNUAL REPORT OF PROXY VOTING RECORD OF
AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

INVESTMENT COMPANY ACT FILE NUMBER:   811-21061

REGISTRANT
AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC
C/O AETOS CAPITAL, LLC
875 THIRD AVENUE
NEW YORK, NY 10022
(212)-201-2500

PRINCIPAL EXECUTIVE OFFICERS
HAROLD SCHAAFF
AETOS CAPITAL, LLC
875 THIRD AVENUE
NEW YORK, NY 10022

AGENT FOR SERVICE
LEONARD B. MACKEY, JR., ESQ.
CLIFFORD CHANCE US LLP
31 WEST 52ND STREET
NEW YORK, NY 10019

DATE OF FISCAL YEAR END: JANUARY 31

DATE OF REPORTING PERIOD: JULY 1, 2013 TO JUNE 30, 2014

------------

Matter 1

(a) Name of Issuer:  Parsec Trading Corp.

(b) Ticker Symbol:  Not applicable

(c)  CUSIP:  Not applicable

(d)  Meeting Date:  May 14, 2014

(e)  Proposals voted on:

1. To set the number of Directors at three
2. To elect the following Directors
Jonathan C. Clipper
Arthur C. Price
Clarendon H. Masters
3. To re-appoint Ernst & Young as the Company’s Auditors

(f)  Matters Proposed by:  Management

(g)  Did registrant cast a vote:  Yes

(h)  How Registrant Voted:  Registrant voted in favor of each proposal

(i)  Vote for or against management:  Registrant voted in accordance with management recommendation

------------

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the
Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

/s/ Reid Conway
Reid Conway
Assistant Secretary

Date:  August 22, 2014